Revenue disaggregation and segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segmental assets and cash flow
Right-of-use asset additions	€ 3,828	€ 5,306
Depreciation and amortisation	9,858	10,187	€ 10,454
Impairment loss			(1,685)
Operating free cash flow	19,006	18,235	18,309
Germany.
Segmental assets and cash flow
Non-current assets	43,190	47,563	48,266
Capital expenditure	2,670	2,772	2,278
Right-of-use asset additions	795	1,133	912
Other expenditure on intangible assets		1	1,613
Depreciation and amortisation	3,981	4,836	4,805
Italy.
Segmental assets and cash flow
Non-current assets	10,519	10,707	11,119
Capital expenditure	840	805	697
Right-of-use asset additions	670	758	1,645
Other expenditure on intangible assets	255	17	24
Depreciation and amortisation	1,929	2,025	1,958
UK.
Segmental assets and cash flow
Non-current assets	6,226	7,968	7,790
Capital expenditure	832	822	753
Right-of-use asset additions	580	1,138	733
Other expenditure on intangible assets	229
Depreciation and amortisation	1,905	2,202	2,160
Spain sub segment
Segmental assets and cash flow
Non-current assets	6,433	7,213	7,229
Capital expenditure	676	772	761
Right-of-use asset additions	422	700	386
Other expenditure on intangible assets	291	9
Depreciation and amortisation	1,499	1,579	1,763
Impairment loss			(840)
Other Europe.
Segmental assets and cash flow
Non-current assets	8,548	10,369	9,138
Capital expenditure	1,009	968	823
Right-of-use asset additions	502	1,016	298
Other expenditure on intangible assets	126	431	29
Depreciation and amortisation	1,511	1,727	1,706
Impairment loss			(740)
Vodacom.
Segmental assets and cash flow
Non-current assets	6,383	5,839	5,400
Capital expenditure	853	703	802
Right-of-use asset additions	187	174	174
Other expenditure on intangible assets			55
Depreciation and amortisation	920	872	939
Other Markets.
Segmental assets and cash flow
Non-current assets	2,467	2,988	2,963
Capital expenditure	530	512	587
Right-of-use asset additions	229	247	290
Other expenditure on intangible assets		439	55
Depreciation and amortisation	598	666	672
Vantage Towers
Segmental assets and cash flow
Non-current assets	8,179
Capital expenditure	366
Right-of-use asset additions	320
Depreciation and amortisation	523
Common Functions
Segmental assets and cash flow
Non-current assets	2,103	2,145	2,217
Capital expenditure	844	829	821
Right-of-use asset additions	123	140	155
Depreciation and amortisation	979	194	171
Impairment loss			(105)
Group
Segmental assets and cash flow
Non-current assets	94,048	94,792	94,122
Capital expenditure	8,620	8,183	7,522
Right-of-use asset additions	3,828	5,306	4,593
Other expenditure on intangible assets	901	897	1,776
Depreciation and amortisation	13,845	€ 14,101	14,174
Impairment loss			€ (1,685)
As previously presented | Germany.
Segmental assets and cash flow
Non-current assets	47,310
Capital expenditure	2,885
Right-of-use asset additions	909
Depreciation and amortisation	4,112
As previously presented | Italy.
Segmental assets and cash flow
Non-current assets	10,519
Capital expenditure	840
Right-of-use asset additions	670
Other expenditure on intangible assets	255
Depreciation and amortisation	1,929
As previously presented | UK.
Segmental assets and cash flow
Non-current assets	7,612
Capital expenditure	888
Right-of-use asset additions	639
Other expenditure on intangible assets	229
Depreciation and amortisation	2,073
As previously presented | Spain sub segment
Segmental assets and cash flow
Non-current assets	7,066
Capital expenditure	704
Right-of-use asset additions	478
Other expenditure on intangible assets	291
Depreciation and amortisation	1,567
As previously presented | Other Europe.
Segmental assets and cash flow
Non-current assets	10,588
Capital expenditure	1,076
Right-of-use asset additions	593
Other expenditure on intangible assets	126
Depreciation and amortisation	1,667
As previously presented | Vodacom.
Segmental assets and cash flow
Non-current assets	6,383
Capital expenditure	853
Right-of-use asset additions	187
Depreciation and amortisation	920
As previously presented | Other Markets.
Segmental assets and cash flow
Non-current assets	2,467
Capital expenditure	530
Right-of-use asset additions	229
Depreciation and amortisation	598
As previously presented | Common Functions
Segmental assets and cash flow
Non-current assets	2,103
Capital expenditure	844
Right-of-use asset additions	123
Depreciation and amortisation	979
As previously presented | Group
Segmental assets and cash flow
Non-current assets	94,048
Capital expenditure	8,620
Right-of-use asset additions	3,828
Other expenditure on intangible assets	901
Depreciation and amortisation	€ 13,845